UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Spagnola
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

 /s/ Debra Spagnola     McLean, VA     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $56,405 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      517     5599 SH       SOLE                     5599        0        0
ABBOTT LABS                    COM              002824100      531     7747 SH       SOLE                     7747        0        0
AVERY DENNISON CORP            COM              053611109     3133    98450 SH       SOLE                    98450        0        0
AVG TECHNOLOGIES N V           SHS              n07831105     1823   189871 SH       SOLE                   189871        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1236   140000 SH       SOLE                   140000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      479    14186 SH       SOLE                    14186        0        0
CAMPBELL SOUP CO               COM              134429109      529    15202 SH       SOLE                    15202        0        0
CENTURYLINK INC                COM              156700106      491    12161 SH       SOLE                    12161        0        0
CMS BANCORP INC                COM              12600U102      490    35000 SH       SOLE                    35000        0        0
CONAGRA FOODS INC              COM              205887102      572    20738 SH       SOLE                    20738        0        0
CONSOL ENERGY INC              COM              20854P109     1052    35000 SH       SOLE                    35000        0        0
COOPER TIRE & RUBR CO          COM              216831107     2681   139790 SH       SOLE                   139790        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      520    10344 SH       SOLE                    10344        0        0
E M C CORP MASS                COM              268648102     1492    54699 SH       SOLE                    54699        0        0
EASTMAN CHEM CO                COM              277432100      588    10308 SH       SOLE                    10308        0        0
EMERSON ELEC CO                COM              291011104      524    10858 SH       SOLE                    10858        0        0
GLATFELTER                     COM              377316104     2040   114519 SH       SOLE                   114519        0        0
GOOGLE INC                     CL A             38259p508     1660     2200 SH       SOLE                     2200        0        0
JOHNSON & JOHNSON              COM              478160104      504     7308 SH       SOLE                     7308        0        0
JPMORGAN CHASE & CO            COM              46625h100     2766    68319 SH       SOLE                    68319        0        0
K12 INC                        COM              48273u102     3074   152157 SH       SOLE                   152157        0        0
KRATON PERFORMANCE POLYMERS    COM              50077c106     1589    60886 SH       SOLE                    60886        0        0
LAZARD LTD                     SHS A            G54050102     3289   112530 SH       SOLE                   112530        0        0
MATTRESS FIRM HLDG CORP        COM              57722w106     1370    48681 SH       SOLE                    48681        0        0
MDU RES GROUP INC              COM              552690109     2498   113358 SH       SOLE                   113358        0        0
MICROSOFT CORP                 COM              594918104     1396    46906 SH       SOLE                    46906        0        0
NU SKIN ENTERPRISES INC        CL A             67018t105      609    15689 SH       SOLE                    15689        0        0
ORACLE CORP                    COM              68389X105     1425    45300 SH       SOLE                    45300        0        0
PENNEY J C INC                 COM              708160106     2174    89500 SH       SOLE                    89500        0        0
PFIZER INC                     COM              717081103      528    21264 SH       SOLE                    21264        0        0
PROCTER & GAMBLE CO            COM              742718109      534     7705 SH       SOLE                     7705        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1093    70100 SH       SOLE                    70100        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3111   102982 SH       SOLE                   102982        0        0
SAP AG                         SPON ADR         803054204     1569    22000 SH       SOLE                    22000        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     3750    21800 SH       SOLE                    21800        0        0
SWIFT TRANSN CO                CL A             87074u101     1034   120000 SH       SOLE                   120000        0        0
SYSCO CORP                     COM              871829107      546    17449 SH       SOLE                    17449        0        0
TIME WARNER INC                COM NEW          887317303      583    12863 SH       SOLE                    12863        0        0
U S AIRWAYS GROUP INC          COM              90341w108     1046   100000 SH       SOLE                   100000        0        0
UNITED CONTL HLDGS INC         COM              910047109      975    50000 SH       SOLE                    50000        0        0
VIACOM INC NEW                 CL B             92553p201      584    10897 SH       SOLE                    10897        0        0